Income Taxes - Components of Deferred Tax Expense (Benefit) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Valuation allowances on certain deferred tax assets	$ 962	$ 962
Valuation allowances on certain deferred tax related to beginning-of-the-year		(956)
Valuation allowance related to current year		$ 6